Schedule of Investments
November 30, 2025 (unaudited)
Monteagle Opportunity Equity Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 93.97%

Agricultural Products - Livestock & Animal Specialties - 0.95%
Cal-Maine Foods, Inc.	1,827	152,226

Arrangement of Transportation of Freight & Cargo - 1.30%
C.H. Robinson Worldwide, Inc. (2)	1,314	208,755

Banks - 1.63%
Bank OZK	2,633	121,171
Cullen/Frost Bankers, Inc.	1,136	140,546

		261,717

Captial Goods - 5.27%
A.O. Smith Corp.	2,977	196,422
EMCOR Group, Inc. (2)	217	133,470
Fluor Corp. (2)	4,214	180,907
Hubbell, Inc.	407	175,592
Masco Corp.	2,448	158,802

		845,193

Commercial & Professional Services - 0.92%
Copart, Inc. (2)	3,774	147,111

Computer Peripheral Equipment, NEC - 0.49%
Fortinet, Inc. (2)	972	78,858

Consumer Durables & Apparel - 0.91%
PulteGroup, Inc. (2)	1,150	146,269

Containers & Packaging - 0.78%
Avery Dennison Corp. (2)	722	124,451

Crude Petroleum & Natural Gas - 1.77%
Ovintiv, Inc. (2)	3,304	135,332
Permian Resources Corp. (2)	10,266	148,754

		284,086

Deep Sea Foreign Transporation of Freight - 0.73%
Torm plc Class A (2)	5,475	117,220

Diversified Financials - 0.85%
CBOE Global Markets, Inc.	526	135,797

Electric Services - 0.93%
Black Hills Corp.	2,031	149,867

Electric Utilities - 1.93%
OGE Energy Corp. (2)	3,107	142,238
Otter Tail Corp.	2,037	167,441

		309,680

Electromedical & Electrotherapeutic Apparatus - 0.86%
InMode Ltd. (2)	9,633	137,270

Fire, Marine & Casualty Insurance - 2.27%
Axis Capital Holdings Ltd. (2)	1,843	188,428
Renaissancere Holdings Ltd.	673	175,767

		364,196

Food, Beverage & Tobacco - 0.93%
Ingredion, Inc. (2)	1,391	149,588

Health Care Equipment & Services - 0.93%
Universal Health Services, Inc. Class B (2)	615	149,832

Hospital & Medical Service Plans - 1.71%
Elevance Health, Inc.	438	148,158
The Cigna Group (2)	453	125,608

		273,766

In Vitro & In Vivo Diagnostic Substances - 0.78%
Idexx Laboratories, Inc. (2)	167	125,731

Industrial Instruments For Measurement, Display, and Control - 1.05%
Fortive Corp.	3,154	168,676

Instruments For Measuring, Testing of Electricity, and Electronic Signals - 0.49%
Teradyne, Inc.	433	78,758

Insurance - 2.27%
The Hartford Insurance Group, Inc. (2)	1,350	184,991
The Travelers Cos., Inc.	610	178,645

		363,635

Investment Advice - 3.74%
Evercore, Inc. Class A (2)	432	138,270
Moelis & Co.	2,464	158,115
T. Rowe Price Group, Inc. (2)	1,709	174,967
The Carlyle Group, Inc.	2,369	129,182

		600,534

Lawn & Garden Tractors & Home Lawn & Gardens Equipment - 0.94%
Toro Co. (2)	2,171	151,406

Malt Beverages - 0.77%
Molson Coors Beverage Co. (2)	2,661	123,763

Media & Entertainment - 0.26%
Warner Music Group Corp. Class A	1,497	42,275

Metals & Mining - 0.76%
Agnico Eagle Mines Ltd. (Canada) (2)	699	121,927

Mineral Royalty Traders - 0.80%
Royal Gold, Inc. (2)	627	127,808

Miscellaneous Manufacturing Industries - 1.25%
Brady Corp. Class A (2)	2,571	201,155

Motor Vehicle Parts & Accessories - 0.99%
Visteon Corp.	1,537	158,695

Motor Vehicles & Passenger Car Bodies - 1.11%
REV Group, Inc. (2)	3,353	178,614

National Commercial Banks - 1.76%
PNC Financial Services Group	752	143,421
U.S. Bancorp (2)	2,838	139,204

		282,625

Natural Gas Distribution - 0.81%
National Fuel Gas Co.	1,568	129,282

Natural Gas Transmission - 0.59%
Archrock, Inc. (2)	3,864	94,823

Oil & Gas Field Services - 0.78%
SLB Ltd. (2)	3,472	125,825

Operative Builders - 0.24%
Meritage Homes Corp.	530	38,732

Perfumes, Cosmetics & Other Toilet Preparations - 0.72%
Interparfums, Inc. (2)	1,426	115,891

Petroleum Refining - 0.70%
Equinor ASA	4,900	112,259

Pharmaceutical Preparations - 1.81%
Alkermes plc (2)	4,393	129,945
United Therapeutics Corp. (2)	330	160,380

		290,325

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.81%
Eastman Chemical Co. (2)	2,085	129,437

Printed Circuit Boards - 1.71%
Celestica, Inc. (2)	225	77,492
CTS Corp. (2)	2,387	101,042
Plexus Corp. (2)	668	95,491

		274,025

Pumps & Pumping Equipment - 1.03%
Graco, Inc.	2,007	165,457

Radio Broadcasting Stations - 0.53%
Nokia Corp. (2)	13,874	84,354

Radio Telephone Commnications - 0.27%
TELUS Corp. (2)	3,261	42,882

Railroads, Line-Haul Operating - 0.92%
Canadian Pacific Kansas City	2,028	147,172

Real Estate - 0.66%
Innovative Industrial Properties, Inc.	2,132	105,427

Real Estate Agents & Managers (For Others) - 1.02%
Jones Lang Lasalle, Inc. (2)	505	164,473

Refuse Systems - 1.07%
Waste Connections, Inc.	969	171,077

Retail-Catalog & Mail-Order Houses - 0.80%
Coupang, Inc. (2)	4,577	128,888

Retail - Eating Places - 2.78%
Chipotle Mexican Grill, Inc. (2)	3,589	123,892
Darden Restaurants, Inc.	948	170,242
Yum China Holdings, Inc. (China) (2)	3,153	151,785

		445,920

Retail-Family Clothing Stores - 2.39%
Abercrombie & Fitch Co. (2)	2,402	235,084
Ross Stores, Inc. (2)	840	148,142

		383,226

Retail - Grocery Stores - 0.68%
Sprouts Farmers Market, Inc. (2)	1,308	109,623

Retail-Home Furniture, Furnishings & Equipment Stores - 0.84%
Williams-Sonoma, Inc. (2)	746	134,287

Retail - Jewelry Stores - 1.07%
Signet Jewelers Ltd. (Bermuda)	1,718	172,075

Retail-Retail Stores, NEC - 0.98%
JD.com, Inc. (2)	5,247	156,518

Rolling Drawing & Extruding Of Nonferrous Metals - 1.25%
Mueller Industries, Inc. (2)	1,830	201,062

Rubber & Plastics Footwear - 0.79%
Deckers Outdoor Corp. (2)	1,442	126,939

Search, Detection, Navigation, Guidance, Aeronautical Sys - 1.74%
Garmin Ltd.	559	109,184
Nextpower, Inc. (2)	1,848	169,314

		278,498

Security Brokers, Dealers & Flotation Companies - 0.79%
Interactive Brokers Group, Inc.	1,962	127,569

Semiconductors & Related Devices - 1.48%
Enphase Energy, Inc. (2)	2,158	62,258
ON Semiconductor Corp. (2)	1,530	76,867
Tower Semiconductor Ltd. (2)	917	99,137

		238,262

Semiconductors & Semiconductor Equipment - 0.48%
Cirrus Logic, Inc..	635	76,416

Services: Business Services - 0.93%
PayPal Holdings, Inc.	2,374	148,826

Services - Computer Integrated Systems Design - 1.53%
Leidos Holdings, Inc.	849	162,244
OneSpan, Inc.	6,769	82,582

		244,826

Services-Computer Processing & Data Preparation - 1.80%
Toast, Inc. (2)	3,895	133,170
Verisk Analytics, Inc. (2)	689	155,073

		288,243

Services - Computer Programming Services - 1.02%
Everquote, Inc.	2,370	62,544
Zoom Communications, Inc. (2)	1,182	100,423

		162,967

Services-Management Consulting Services - 0.63%
The Hackett Group, Inc. (2)	5,437	100,421

Services - Prepackaged Software - 2.75%
Docusign, Inc. (2)	1,405	97,437
Nice Ltd. (2)	757	80,295
Procore Technologies, Inc. (2)	978	72,431
Sprinklr, Inc. Class A (2)	13,732	99,282
Veeva Systems, Inc. (2)	384	92,271

		441,716

Software & Services - 2.59%
A10 Networks, Inc.	5,515	94,968
Amdocs Ltd. (2)	1,021	78,086
Dolby Laboratories, Inc. Class A (2)	1,415	95,442
PagSeguro Digital Ltd. Class A (2)	14,042	147,160

		415,656

Sporting & Athletic Goods, NEC - 2.14%
Acushnet Holdings Corp.	1,666	140,111
YETI Holdings, Inc. (2)	4,889	202,796

		342,906

State Commercial Banks - 0.89%
Fifth Third Bancorp (2)	3,302	143,505

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.14%
Worthington Enterprises, Inc. (2)	5,419	182,891

Surgical & Medical Instruments & Apparatus - 1.46%
Resmed, Inc.	1,099	125,748
Teleflex, Inc. (2)	427	109,239

		234,987

Tobacco - 0.77%
Turning Point Brands, Inc. (2)	1,235	123,698

Transportation - 1.39%
Landstar System, Inc.	1,709	223,606

Transportation Services - 1.01%
Expedia Group, Inc.	635	162,363

Water Supply - 0.85%
American States Water Co. (2)	1,857	136,991

Water Transportation - 1.23%
Matson, Inc. (2)	1,806	196,818

Total Common Stock	(Cost $ 14,072,365)	15,082,631

Real Estate Investment Trusts - 5.40%

Cubesmart	3,916	145,793
Gaming and Leisure Properties	3,407	148,307
Kilroy Realty Corp.	3,608	154,747
Mid-America Apartment Communities, Inc.	887	120,534
NNN REIT, Inc.	3,694	152,747
W.P. Carey, Inc.	2,153	145,048

Total Real Estate Investment Trusts	(Cost $ 846,435)	867,175

Money Market Registered Investment Companies - 0.65%

Federated Hermes Government Obligations Fund - Institutional Class - 3.82% (3)	104,191	104,191

Total Money Market Registered Investment Companies	(Cost $ 104,191)	104,191

Total Investments - 100.02%	(Cost $ 15,022,992)	16,053,998

Liabilities Less Other Assets - (0.02%)		(3,794)

Total Net Assets - 100.00%		16,050,204

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$16,053,998	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,053,998	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2025.
PLC - Public Limited Company